UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4216

Dreyfus California Tax Exempt Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/06

FORM N-Q
Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California Tax Exempt Money Market Fund
December 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--106.7%	Rate (%)		Date	Amount ($)	Value ($)

California--95.7%
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvements
Financing Projects) (LOC; KBC
Bank)		3.87	1/7/07	840,000 a	840,000
Alameda County Industrial
Development Authority, Revenue
(Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)		3.95	1/7/07	2,300,000 a	2,300,000
California
(Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)		3.92	1/7/07	2,455,000 a,b	2,455,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)		3.50	1/16/07	3,700,000	3,700,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)		3.50	2/6/07	2,000,000	2,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)		3.45	3/6/07	5,000,000	5,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)		3.45	3/6/07	9,000,000	9,000,000
California,
GO Notes		6.50	2/1/07	100,000	100,213
California,
GO Notes		6.75	3/1/07	140,000	140,629
California,
GO Notes (LOC: Bank of

America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	3.76	1/7/07	5,000,000 a	5,000,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA and State
Street Bank and Trust Co.)	3.76	1/7/07	5,000,000 a	5,000,000
California,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)	3.93	1/7/07	3,895,000 a,b	3,895,000
California,
RAN	4.50	6/29/07	6,800,000	6,831,621
California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)	4.50	6/29/07	1,000,000	1,004,165
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.60	1/9/07	2,808,000	2,808,000
California Educational Facilities
Authority, Revenue (University
of Judaism) (LOC; Allied Irish
Bank)	3.99	1/7/07	3,200,000 a	3,200,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	3.77	1/7/07	8,000,000 a	8,000,000
California Infrastructure and
Economic Development Bank, IDR
(Murrietta Circuits Project)
(LOC; Comerica Bank)	3.85	1/7/07	4,110,000 a	4,110,000
California Infrastructure and
Economic Development Bank,
Revenue (Los Angeles SPCA
Project) (LOC; The Bank of New
York)	3.81	1/7/07	6,200,000 a	6,200,000
California Pollution Control
Financing Authority, SWDR (AG
Resources III LLC Project)
(LOC; Key Bank)	3.94	1/7/07	2,780,000 a	2,780,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries Inc.
Project) (LOC; U.S. Bank NA)	3.94	1/7/07	450,000 a	450,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.97	1/7/07	1,500,000 a	1,500,000
California Pollution Control
Financing Authority, SWDR
(Greenwaste Recovery Project)
(LOC; Comerica Bank)	3.99	1/7/07	3,085,000 a	3,085,000

California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	3.99	1/7/07	1,915,000 a	1,915,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	3.99	1/7/07	2,155,000 a	2,155,000
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Bank of America)	3.94	1/7/07	3,625,000 a	3,625,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper Inc.
Project) (LOC; Comerica Bank)	3.99	1/7/07	886,000 a	886,000
California School Cash Reserve
Program, COP, TRANS (Insured;
AMBAC)	4.50	7/6/07	1,000,000	1,004,923
California Statewide Communities
Development Authority, IDR
(Evapco, Inc. Project) (LOC;
Bank of America)	3.93	1/7/07	650,000 a	650,000
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	4.01	1/7/07	2,345,000 a,b	2,345,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.50	6/29/07	2,000,000	2,008,427
Chaffey Community College
District, GO Notes (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.91	1/7/07	1,480,000 a,b	1,480,000
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	6/29/07	1,000,000	1,002,553
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.94	1/7/07	9,350,000 a,b	9,350,000
Golden West Schools Financing
Authority, GO, Revenue (Goleta
Union School District)
(Insured; MBIA and Liquidity
Facility; Merrill Lynch
Capital Services)	3.92	1/7/07	5,190,000 a,b	5,190,000
Kern County,
GO Notes, TRAN	4.50	6/29/07	1,000,000	1,004,641
Los Angeles,

Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.76	1/7/07	1,665,000 a	1,665,000
Los Angeles Convention and
Exhibition Center Authority,
LR, Refunding (Insured; AMBAC
and Liquidity Facility; Dexia
Credit Locale)	3.79	1/7/07	2,700,000 a	2,700,000
Los Angeles County,
GO Notes, TRAN	4.50	6/29/07	1,000,000	1,004,735
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California
State Teachers Retirement
System)	3.94	1/7/07	3,000,000 a	3,000,000
Maywood,
COP (Infrastructure Financing
Project) (LOC; Allied Irish
Bank)	3.87	1/7/07	2,715,000 a	2,715,000
Milpitas Unified School District,
GO Notes, TRAN	4.50	7/10/07	2,000,000	2,008,075
Riverside Community College
District, GO Notes (Insured;
FSA and Liquidity Facility;
JPMorgan Chase Bank)	3.91	1/7/07	4,255,000 a,b	4,255,000
San Diego,
Water Utility Fund Net System
Revenue (Certificates of
Undivided Interest) (Insured;
FGIC and Liquidity Facility;
Citibank NA)	3.91	1/7/07	2,785,000 a,b	2,785,000
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	3.83	1/7/07	1,600,000 a	1,600,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.51	2/7/07	1,000,000	1,000,000
Santa Clara County Housing
Authority, MFHR (Monte Vista
Terrace Apartments) (LOC;
Union Bank of California)	3.91	1/7/07	1,800,000 a	1,800,000
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of
the West)	3.81	1/7/07	1,175,000 a	1,175,000
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.76	1/7/07	1,000,000 a	1,000,000
Tulare-Porterville Schools
Financing Authority, COP (2002
Refinancing Project) (Insured;

FSA and Liquidity Facility;
Dexia Credit Locale)	3.81	1/7/07	7,075,000 a	7,075,000
University of California,
Revenue, CP	3.50	3/8/07	1,700,000	1,700,000
University of California Regents,
General Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Finance
Inc.)	3.93	1/7/07	2,990,000 a,b	2,990,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett & Platt
Inc.) (LOC; Wachovia Bank)	3.97	1/7/07	1,600,000 a	1,600,000
Vallejo,
Water Revenue, COP (LOC; KBC
Bank)	3.92	1/7/07	2,440,000 a	2,440,000
Whittier,
Revenue, Refunding (Whittier
College) (Insured; Radian Bank
and Liquidity Facility; The
Bank of New York)	3.96	1/7/07	10,845,000 a	10,845,000

U.S. Related--11.0%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	3.97	1/7/07	11,000,000 a,b	11,000,000
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilboa
Vizcaya, Banco Santander, Bank
of Nova Scotia, BNP Paribas,
Dexia Credit Locale and Fortis
Bank)	4.50	7/30/07	5,000,000	5,028,088
Puerto Rico Housing Finance
Corporation, Home Mortgage
Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.96	1/7/07	3,000,000 a,b	3,000,000

Total Investments (cost $184,402,070)			106.7%	184,402,070
Liabilities, Less Cash and Receivables			(6.7%)	(11,636,995)
Net Assets			100.0%	172,765,075

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $48,745,000 or 28.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA American Capital Access	AGC	ACE Guaranty Corporation

AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus California Tax Exempt Money Market Fund
By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)